UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

February 28, 2018

CVS-QTLY-0418
1.797939.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 63.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$2,756	$3,548
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment Corp. 5% 10/1/24	11,900	23,087
Household Durables - 0.3%
M/I Homes, Inc. 3% 3/1/18	5,000	5,000
Internet & Direct Marketing Retail - 1.9%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	7,440	7,165
The Booking Holdings, Inc.:
0.35% 6/15/20	9,850	15,396
0.9% 9/15/21	4,320	5,343
		27,904
Media - 8.0%
DISH Network Corp. 3.375% 8/15/26	55,965	56,308
Liberty Media Corp.:
1% 1/30/23 (a)	13,400	14,537
1.375% 10/15/23	25,200	29,670
3.5% 1/15/31	8,375	4,995
Live Nation Entertainment, Inc. 2.5% 5/15/19	7,970	10,654
		116,164

TOTAL CONSUMER DISCRETIONARY		175,703

CONSUMER STAPLES - 0.9%
Tobacco - 0.9%
Vector Group Ltd. 2.5% 1/15/19 (b)	9,170	12,821
ENERGY - 3.6%
Energy Equipment & Services - 1.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	16,550	13,612
Oil States International, Inc. 1.5% 2/15/23 (a)	2,100	2,012
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)(d)	20,000	360
		15,984
Oil, Gas & Consumable Fuels - 2.5%
Chesapeake Energy Corp. 5.5% 9/15/26	18,205	15,640
Oasis Petroleum, Inc. 2.625% 9/15/23	2,550	2,627
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	13,982	12,689
SM Energy Co. 1.5% 7/1/21	3,100	2,944
Teekay Corp. 5% 1/15/23 (a)	2,180	2,080
		35,980

TOTAL ENERGY		51,964

FINANCIALS - 0.8%
Diversified Financial Services - 0.4%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	5,760	6,684
Insurance - 0.4%
FNF Group 4.25% 8/15/18	1,700	5,230

TOTAL FINANCIALS		11,914

HEALTH CARE - 5.3%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. 1.75% 6/15/21	3,500	3,206
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	2,500	2,399
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	6,320	5,941
1.5% 10/15/20	10,055	11,111
Clovis Oncology, Inc. 2.5% 9/15/21	1,850	2,270
Exact Sciences Corp. 1% 1/15/25	2,500	2,267
Flexion Therapeutics, Inc. 3.375% 5/1/24 (a)	4,930	5,945
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	2,600	2,916
		36,055
Health Care Equipment & Supplies - 0.6%
DexCom, Inc. 0.75% 5/15/22 (a)	4,400	4,093
Hologic, Inc. 2% 3/1/42 (e)	1,066	1,323
Insulet Corp. 1.375% 11/15/24 (a)	3,440	3,609
		9,025
Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc. 2.75% 6/15/18	8,619	8,554
Molina Healthcare, Inc. 1.625% 8/15/44	3,110	4,057
		12,611
Pharmaceuticals - 1.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,667
Dermira, Inc. 3% 5/15/22 (a)	1,950	2,123
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	3,100	2,945
1.875% 8/15/21	5,850	5,991
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	2,691
		19,417

TOTAL HEALTH CARE		77,108

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	3,040	3,762
Building Products - 0.1%
Patrick Industries, Inc. 1% 2/1/23 (a)	1,750	1,731
Construction & Engineering - 0.3%
Dycom Industries, Inc. 0.75% 9/15/21	3,970	5,074
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (e)	6,540	6,911
Machinery - 1.5%
Chart Industries, Inc. 1% 11/15/24 (a)	2,100	2,368
Greenbrier Companies, Inc. 2.875% 2/1/24	3,320	3,844
Meritor, Inc. 3.25% 10/15/37 (a)	1,360	1,445
Navistar International Corp. New 4.75% 4/15/19	6,580	6,820
Trinity Industries, Inc. 3.875% 6/1/36	5,700	7,777
		22,254

TOTAL INDUSTRIALS		39,732

INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 1.1%
InterDigital, Inc. 1.5% 3/1/20	4,930	5,622
Liberty Interactive LLC 1.75% 9/30/46 (a)	7,330	8,441
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	2,000	2,443
		16,506
Internet Software & Services - 8.5%
Akamai Technologies, Inc. 0% 2/15/19	16,817	16,922
Carbonite, Inc. 2.5% 4/1/22 (a)	5,100	6,577
Coupa Software, Inc. 0.375% 1/15/23 (a)	3,070	3,633
Gogo, Inc. 3.75% 3/1/20	9,980	8,675
Nutanix, Inc. 0% 1/15/23 (a)	3,200	3,289
Pandora Media, Inc. 1.75% 12/1/20	6,597	5,947
Quotient Technology, Inc. 1.75% 12/1/22 (a)	2,120	2,198
Twitter, Inc.:
0.25% 9/15/19	9,000	8,683
1% 9/15/21	28,036	26,595
VeriSign, Inc. 3.25% 8/15/37 (b)	4,960	16,750
Web.com Group, Inc. 1% 8/15/18	4,640	4,570
Yahoo!, Inc. 0% 12/1/18	13,760	19,665
		123,504
IT Services - 1.6%
Square, Inc. 0.375% 3/1/22 (a)	11,050	22,766
Semiconductors & Semiconductor Equipment - 12.7%
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	660	724
4.5% 1/15/22	2,440	3,504
Intel Corp. 3.25% 8/1/39	14,045	33,428
Microchip Technology, Inc.:
1.625% 2/15/25	11,100	19,318
1.625% 2/15/27 (a)	29,440	34,591
Micron Technology, Inc. 3% 11/15/43	29,290	49,478
NXP Semiconductors NV 1% 12/1/19	7,820	10,063
ON Semiconductor Corp. 1.625% 10/15/23 (a)	24,980	33,514
Rambus, Inc. 1.375% 2/1/23 (a)	1,580	1,517
		186,137
Software - 7.6%
BroadSoft, Inc. 1% 9/1/22	1,500	2,224
Citrix Systems, Inc. 0.5% 4/15/19	8,180	10,875
Everbridge, Inc. 1.5% 11/1/22	1,520	1,752
FireEye, Inc. 1.625% 6/1/35	10,690	9,908
Nice Systems, Inc. 1.25% 1/15/24	4,790	6,052
Nuance Communications, Inc.:
1% 12/15/35	10,070	9,613
1.25% 4/1/25 (a)	9,290	9,353
Red Hat, Inc. 0.25% 10/1/19	6,300	12,617
Salesforce.com, Inc. 0.25% 4/1/18	14,290	24,674
ServiceNow, Inc. 0% 11/1/18	4,030	8,749
Workday, Inc. 1.5% 7/15/20	9,280	14,870
		110,687

TOTAL INFORMATION TECHNOLOGY		459,600

MATERIALS - 2.5%
Metals & Mining - 2.5%
Allegheny Technologies, Inc. 4.75% 7/1/22	5,850	11,480
Cliffs Natural Resources, Inc. 1.5% 1/15/25	18,850	20,507
Endeavour Mining Corp. 3% 2/15/23 (a)	4,260	4,447
		36,434
REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
Extra Space Storage LP 3.125% 10/1/35 (a)	25,920	28,283
UTILITIES - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	7,750	7,576
NRG Yield, Inc.:
3.25% 6/1/20 (a)	7,650	7,609
3.5% 2/1/19 (a)	20,645	20,278
		35,463
TOTAL CONVERTIBLE BONDS
(Cost $862,128)		929,022
	Shares	Value (000s)

Common Stocks - 16.1%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
General Motors Co.	70,200	2,762
Media - 0.3%
Nexstar Broadcasting Group, Inc. Class A	70,000	5,002

TOTAL CONSUMER DISCRETIONARY		7,764

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.6%
CVS Health Corp.	41,800	2,831
Walmart, Inc.	55,700	5,014
		7,845
Food Products - 0.7%
Bunge Ltd.	75,700	5,710
Post Holdings, Inc. (f)	66,330	5,026
		10,736

TOTAL CONSUMER STAPLES		18,581

ENERGY - 3.2%
Energy Equipment & Services - 0.0%
FTS International, Inc. (f)	10,300	209
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc. (f)	80,400	4,223
Energy Transfer Equity LP	167,500	2,596
Enterprise Products Partners LP	286,700	7,288
Magellan Midstream Partners LP	57,000	3,560
MPLX LP	192,000	6,630
Scorpio Tankers, Inc.	3,950,166	9,085
Sunoco Logistics Partners, LP	170,700	4,937
Targa Resources Corp.	109,900	4,907
The Williams Companies, Inc.	121,700	3,378
		46,604

TOTAL ENERGY		46,813

FINANCIALS - 0.8%
Banks - 0.8%
Bank of America Corp.	114,300	3,669
Citigroup, Inc.	47,700	3,601
JPMorgan Chase & Co.	37,400	4,320
		11,590
HEALTH CARE - 0.8%
Biotechnology - 0.5%
Amgen, Inc.	42,275	7,769
Health Care Equipment & Supplies - 0.3%
Hologic, Inc. (f)	95,900	3,724

TOTAL HEALTH CARE		11,493

INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Fluor Corp.	102,500	5,832
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.9%
Cisco Systems, Inc.	182,700	8,181
InterDigital, Inc.	63,924	4,590
		12,771
Electronic Equipment & Components - 0.3%
ADT, Inc. (f)	391,600	4,135
Internet Software & Services - 1.2%
Twitter, Inc. (f)	576,056	18,353
IT Services - 0.5%
IBM Corp.	46,500	7,246
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Ltd.	23,400	5,767
Qualcomm, Inc.	154,900	10,069
		15,836
Software - 0.6%
Microsoft Corp.	90,800	8,514
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	133,300	23,743

TOTAL INFORMATION TECHNOLOGY		90,598

MATERIALS - 0.7%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	55,300	5,985
Metals & Mining - 0.3%
Nucor Corp.	54,600	3,571

TOTAL MATERIALS		9,556

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	94,174	13,121
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (f)	83,284	5,048
UTILITIES - 1.0%
Electric Utilities - 0.6%
Exelon Corp.	247,900	9,182
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (f)	456,075	5,578

TOTAL UTILITIES		14,760

TOTAL COMMON STOCKS
(Cost $223,349)		235,156

Convertible Preferred Stocks - 19.6%
CONSUMER STAPLES - 2.4%
Food Products - 2.4%
Bunge Ltd. 4.875%	239,400	26,143
Post Holdings, Inc. Series C, 2.50%	61,600	8,867
		35,010
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp. Series A, 5.75% (a)	6,100	3,464
Hess Corp. Series A, 8.00%	167,500	9,182
Kinder Morgan, Inc. Series A, 9.75%	302,300	10,051
		22,697
FINANCIALS - 2.2%
Banks - 2.2%
Bank of America Corp. Series L, 7.25%	10,088	12,908
Wells Fargo & Co. 7.50%	14,863	18,935
		31,843
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co. Series A, 6.125%	411,600	24,143
Health Care Providers & Services - 2.7%
Anthem, Inc. 5.25%	673,508	38,908
Pharmaceuticals - 2.0%
Allergan PLC 5.50%	52,455	28,627

TOTAL HEALTH CARE		91,678

INDUSTRIALS - 1.2%
Commercial Services & Supplies - 0.4%
Stericycle, Inc. 2.25%	124,400	5,999
Machinery - 0.8%
Rexnord Corp. Series A, 5.75%	86,637	5,432
Stanley Black & Decker, Inc. 5.375%	56,800	6,664
		12,096

TOTAL INDUSTRIALS		18,095

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp. Series A, 6.875%	9,700	10,730
UTILITIES - 5.2%
Electric Utilities - 1.0%
NextEra Energy, Inc. 6.123%	276,000	15,234
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. 7.00%	90,100	7,366
Multi-Utilities - 3.7%
CenterPoint Energy, Inc. 2.00% ZENS	310,550	20,943
Dominion Resources, Inc. Series A, 6.75%	135,000	6,581
Sempra Energy Series A, 6.00% (f)	255,600	25,834
		53,358

TOTAL UTILITIES		75,958

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $281,384)		286,011

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.41% (g)
(Cost $3,261)	3,260,326	3,261
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,370,122)		1,453,450
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,845
NET ASSETS - 100%		$1,461,295

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $273,405,000 or 18.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,764	$7,764	$--	$--
Consumer Staples	53,591	18,581	35,010	--
Energy	69,510	46,813	22,697	--
Financials	43,433	11,590	31,843	--
Health Care	103,171	11,493	91,678	--
Industrials	23,927	5,832	18,095	--
Information Technology	90,598	90,598	--	--
Materials	9,556	9,556	--	--
Real Estate	23,851	13,121	10,730	--
Telecommunication Services	5,048	5,048	--	--
Utilities	90,718	14,760	75,958	--
Corporate Bonds	929,022	--	928,662	360
Money Market Funds	3,261	3,261	--	--
Total Investments in Securities:	$1,453,450	$238,417	$1,214,673	$360

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

February 28, 2018

EII-QTLY-0418
1.797940.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.5%
Genuine Parts Co.	287,500	$26,404
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	227,895	15,226
Wyndham Worldwide Corp.	411,500	47,643
		62,869
Media - 5.6%
Cinemark Holdings, Inc.	1,287,100	54,779
Informa PLC	5,239,001	50,041
Interpublic Group of Companies, Inc.	1,379,800	32,287
Omnicom Group, Inc.	846,300	64,513
The Walt Disney Co.	451,000	46,525
Time Warner, Inc.	728,600	67,731
		315,876
Specialty Retail - 0.4%
Lowe's Companies, Inc.	253,300	22,693

TOTAL CONSUMER DISCRETIONARY		427,842

CONSUMER STAPLES - 10.7%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	810,600	61,808
Food & Staples Retailing - 1.5%
CVS Health Corp.	1,211,200	82,035
Food Products - 2.0%
Kellogg Co.	464,900	30,776
The J.M. Smucker Co.	662,700	83,699
		114,475
Household Products - 0.9%
Reckitt Benckiser Group PLC	626,100	49,698
Personal Products - 1.9%
Unilever NV (NY Reg.)	2,019,200	105,604
Tobacco - 3.3%
Altria Group, Inc.	462,000	29,083
British American Tobacco PLC sponsored ADR	2,334,400	137,870
Imperial Tobacco Group PLC	617,337	22,164
		189,117

TOTAL CONSUMER STAPLES		602,737

ENERGY - 8.2%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	778,400	20,550
Oil, Gas & Consumable Fuels - 7.8%
Boardwalk Pipeline Partners, LP	1,771,100	19,960
Chevron Corp.	1,459,670	163,366
Enterprise Products Partners LP	1,530,000	38,893
Suncor Energy, Inc.	3,739,100	123,083
The Williams Companies, Inc.	3,435,100	95,358
		440,660

TOTAL ENERGY		461,210

FINANCIALS - 21.7%
Banks - 11.2%
Bank of America Corp.	3,592,300	115,313
Bank of the Ozarks, Inc.	708,200	35,332
First Hawaiian, Inc.	466,900	12,975
Huntington Bancshares, Inc.	967,100	15,183
JPMorgan Chase & Co.	1,466,122	169,337
SunTrust Banks, Inc.	542,200	37,867
Wells Fargo & Co.	4,210,308	245,921
		631,928
Capital Markets - 4.3%
Apollo Global Management LLC Class A	1,381,000	45,297
Ares Capital Corp.	746,400	11,786
KKR & Co. LP	420,000	9,013
Lazard Ltd. Class A	329,600	17,789
State Street Corp.	589,500	62,575
The Blackstone Group LP	2,761,100	93,877
		240,337
Consumer Finance - 2.7%
Capital One Financial Corp.	1,063,300	104,129
Discover Financial Services	614,900	48,473
		152,602
Insurance - 3.5%
Chubb Ltd.	1,053,579	149,524
FNF Group	944,900	37,730
MetLife, Inc.	219,600	10,143
		197,397

TOTAL FINANCIALS		1,222,264

HEALTH CARE - 13.9%
Biotechnology - 3.6%
Amgen, Inc.	1,095,900	201,394
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	103,000	22,868
Medtronic PLC	353,564	28,246
		51,114
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	748,000	51,769
McKesson Corp.	339,800	50,708
UnitedHealth Group, Inc.	219,900	49,733
		152,210
Pharmaceuticals - 6.7%
GlaxoSmithKline PLC	5,284,475	94,770
Johnson & Johnson	1,406,066	182,620
Roche Holding AG (participation certificate)	189,521	43,776
Sanofi SA sponsored ADR	1,419,900	55,731
		376,897

TOTAL HEALTH CARE		781,615

INDUSTRIALS - 8.2%
Aerospace & Defense - 3.7%
General Dynamics Corp.	175,600	39,062
United Technologies Corp.	1,240,730	167,176
		206,238
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	855,500	46,265
Electrical Equipment - 1.0%
Eaton Corp. PLC	728,000	58,750
Industrial Conglomerates - 1.0%
General Electric Co.	4,161,397	58,717
Machinery - 1.3%
Allison Transmission Holdings, Inc.	290,400	11,509
Andritz AG	552,000	32,025
Snap-On, Inc.	169,400	26,972
		70,506
Professional Services - 0.4%
Nielsen Holdings PLC	702,500	22,923

TOTAL INDUSTRIALS		463,399

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 3.8%
Cisco Systems, Inc.	4,142,200	185,488
Juniper Networks, Inc.	1,112,900	28,557
		214,045
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	121,100	8,997
TE Connectivity Ltd.	234,300	24,154
		33,151
IT Services - 1.2%
Amdocs Ltd.	645,000	42,435
Leidos Holdings, Inc.	373,700	23,659
		66,094
Semiconductors & Semiconductor Equipment - 1.3%
Qualcomm, Inc.	1,126,951	73,252
Software - 1.7%
Micro Focus International PLC	952,400	26,872
Microsoft Corp.	749,926	70,321
		97,193
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	615,800	109,686

TOTAL INFORMATION TECHNOLOGY		593,421

MATERIALS - 5.4%
Chemicals - 2.6%
CF Industries Holdings, Inc.	295,000	12,166
DowDuPont, Inc.	1,222,998	85,977
LyondellBasell Industries NV Class A	431,000	46,643
		144,786
Containers & Packaging - 2.8%
Graphic Packaging Holding Co.	3,768,000	57,688
Silgan Holdings, Inc.	676,300	19,241
WestRock Co.	1,279,131	84,116
		161,045

TOTAL MATERIALS		305,831

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Brandywine Realty Trust (SBI)	2,521,900	39,493
CoreSite Realty Corp.	197,200	18,507
Healthcare Realty Trust, Inc.	892,700	23,701
National Retail Properties, Inc.	295,700	11,012
Omega Healthcare Investors, Inc. (b)	1,030,100	26,247
Public Storage	215,500	41,902
SL Green Realty Corp.	198,500	19,239
VEREIT, Inc.	3,423,000	23,448
WP Carey, Inc.	255,400	15,304
		218,853
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	884,200	32,096
Verizon Communications, Inc.	4,418,900	210,958
		243,054
UTILITIES - 3.1%
Electric Utilities - 3.1%
Duke Energy Corp.	345,100	26,000
Exelon Corp.	1,948,300	72,165
PPL Corp.	1,428,800	40,935
Xcel Energy, Inc.	895,600	38,762
		177,862
TOTAL COMMON STOCKS
(Cost $4,734,655)		5,498,088

Money Market Funds - 0.3%
Fidelity Securities Lending Cash Central Fund 1.42% (c)(d)
(Cost $16,996)	16,994,643	16,996
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $4,751,651)		5,515,084
NET OTHER ASSETS (LIABILITIES) - 2.2%		126,621
NET ASSETS - 100%		$5,641,705

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$227
Fidelity Securities Lending Cash Central Fund	55
Total	$282

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$427,842	$377,801	$50,041	$--
Consumer Staples	602,737	530,875	71,862	--
Energy	461,210	461,210	--	--
Financials	1,222,264	1,222,264	--	--
Health Care	781,615	643,069	138,546	--
Industrials	463,399	431,374	32,025	--
Information Technology	593,421	566,549	26,872	--
Materials	305,831	305,831	--	--
Real Estate	218,853	218,853	--	--
Telecommunication Services	243,054	243,054	--	--
Utilities	177,862	177,862	--	--
Money Market Funds	16,996	16,996	--	--
Total Investments in Securities:	$5,515,084	$5,195,738	$319,346	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$143,085
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

February 28, 2018

FRE-QTLY-0418
1.797942.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 0.3%
Tesla, Inc. (a)	31,400	$10,772
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	330,100	30,168
Service Corp. International	349,300	13,074
		43,242
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	157,300	10,525
McDonald's Corp.	213,300	33,646
Royal Caribbean Cruises Ltd.	131,500	16,648
U.S. Foods Holding Corp. (a)	219,900	7,342
		68,161
Household Durables - 0.5%
D.R. Horton, Inc.	531,200	22,257
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (a)	97,500	147,464
JD.com, Inc. sponsored ADR (a)	453,300	21,373
Netflix, Inc. (a)	179,100	52,186
		221,023
Media - 0.5%
China Literature Ltd. (a)	695,343	6,780
Sirius XM Holdings, Inc. (b)	1,837,900	11,542
		18,322
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	154,400	15,848
Specialty Retail - 2.2%
Home Depot, Inc.	365,700	66,656
PC Jeweller Ltd.	859,792	4,358
TJX Companies, Inc.	194,500	16,081
		87,095
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	241,200	34,800

TOTAL CONSUMER DISCRETIONARY		521,520

CONSUMER STAPLES - 7.2%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	45,380
Fever-Tree Drinks PLC	127,939	4,369
Monster Beverage Corp. (a)	897,200	56,856
		106,605
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	137,900	26,325
CVS Health Corp.	473,900	32,097
Walmart, Inc.	699,200	62,935
		121,357
Food Products - 0.6%
Post Holdings, Inc. (a)	287,500	21,787
Personal Products - 0.9%
elf Beauty, Inc. (a)(b)	798,500	14,724
Unilever NV (Certificaten Van Aandelen) (Bearer)	406,600	21,280
		36,004

TOTAL CONSUMER STAPLES		285,753

ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	415,800	10,977
Schlumberger Ltd.	399,100	26,197
		37,174
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	548,200	31,269
ConocoPhillips Co.	382,700	20,784
Continental Resources, Inc. (a)	265,600	12,619
Devon Energy Corp.	378,600	11,612
Enterprise Products Partners LP	379,800	9,655
EOG Resources, Inc.	386,300	39,179
Pioneer Natural Resources Co.	94,900	16,155
The Williams Companies, Inc.	495,300	13,750
Williams Partners LP	272,200	9,865
		164,888

TOTAL ENERGY		202,062

FINANCIALS - 16.9%
Banks - 9.2%
Bank of America Corp.	2,790,000	89,559
Citigroup, Inc.	975,100	73,610
JPMorgan Chase & Co.	908,800	104,966
Regions Financial Corp.	890,900	17,292
SunTrust Banks, Inc.	409,500	28,599
Wells Fargo & Co.	942,200	55,034
		369,060
Capital Markets - 6.8%
BlackRock, Inc. Class A	77,100	42,361
CBOE Holdings, Inc.	110,300	12,355
Charles Schwab Corp.	939,300	49,802
Goldman Sachs Group, Inc.	229,100	60,237
MSCI, Inc.	167,000	23,634
Northern Trust Corp.	254,000	26,891
PJT Partners, Inc.	52,400	2,505
S&P Global, Inc.	106,900	20,503
The Blackstone Group LP	958,500	32,589
		270,877
Insurance - 0.9%
Chubb Ltd.	107,900	15,313
The Travelers Companies, Inc.	133,100	18,501
		33,814

TOTAL FINANCIALS		673,751

HEALTH CARE - 11.4%
Biotechnology - 4.2%
Acorda Therapeutics, Inc. (a)	345,700	8,210
Alexion Pharmaceuticals, Inc. (a)	199,900	23,478
Alnylam Pharmaceuticals, Inc. (a)	76,261	9,164
Amgen, Inc.	466,000	85,637
Amicus Therapeutics, Inc. (a)	1,243,935	17,117
BioMarin Pharmaceutical, Inc. (a)	105,300	8,547
Intercept Pharmaceuticals, Inc. (a)(b)	150,000	8,960
TESARO, Inc. (a)	122,600	6,771
		167,884
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	120,800	26,820
Boston Scientific Corp. (a)	1,143,200	31,164
Danaher Corp.	421,800	41,244
		99,228
Health Care Providers & Services - 3.1%
Cigna Corp.	24,200	4,741
Humana, Inc.	116,000	31,531
Ryman Healthcare Group Ltd.	628,252	4,839
UnitedHealth Group, Inc.	372,400	84,222
		125,333
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	173,600	36,209
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	121,000	17,521
Nektar Therapeutics (a)	121,600	10,526
		28,047

TOTAL HEALTH CARE		456,701

INDUSTRIALS - 11.7%
Aerospace & Defense - 7.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	1,297,000	4,104
General Dynamics Corp.	195,800	43,556
Huntington Ingalls Industries, Inc.	133,700	35,031
Lockheed Martin Corp.	84,800	29,887
Northrop Grumman Corp.	226,400	79,249
Raytheon Co.	207,600	45,155
United Technologies Corp.	318,000	42,847
		279,829
Airlines - 1.0%
American Airlines Group, Inc.	461,700	25,047
Southwest Airlines Co.	270,200	15,628
		40,675
Construction & Engineering - 1.2%
Fluor Corp.	824,600	46,920
Machinery - 1.1%
Flowserve Corp.	279,500	11,837
WABCO Holdings, Inc. (a)	76,100	10,500
Xylem, Inc.	316,800	23,627
		45,964
Professional Services - 1.4%
IHS Markit Ltd. (a)	1,153,775	54,285

TOTAL INDUSTRIALS		467,673

INFORMATION TECHNOLOGY - 28.0%
Electronic Equipment & Components - 0.3%
ADT, Inc. (a)(b)	1,007,900	10,643
Internet Software & Services - 8.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	107,800	20,066
Alphabet, Inc.:
Class A (a)	180,300	199,033
Class C (a)	400	442
Facebook, Inc. Class A (a)	526,140	93,821
Shopify, Inc. Class A (a)	104,200	14,414
Tencent Holdings Ltd.	375,800	20,559
		348,335
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	241,900	19,841
FleetCor Technologies, Inc. (a)	65,400	13,075
MasterCard, Inc. Class A	230,100	40,442
PayPal Holdings, Inc. (a)	520,400	41,325
Visa, Inc. Class A	407,100	50,049
		164,732
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Ltd.	113,300	27,924
NVIDIA Corp.	200,200	48,448
Qualcomm, Inc.	421,400	27,391
		103,763
Software - 10.0%
Adobe Systems, Inc. (a)	201,800	42,202
Autodesk, Inc. (a)	218,500	25,667
Citrix Systems, Inc. (a)	306,000	28,152
Electronic Arts, Inc. (a)	124,600	15,413
Intuit, Inc.	165,400	27,599
Microsoft Corp.	1,881,900	176,466
Salesforce.com, Inc. (a)	313,700	36,468
SAP SE sponsored ADR	42	4
Tanium, Inc. Class B (c)(d)	98,100	578
Workday, Inc. Class A (a)	366,800	46,463
		399,012
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	522,300	93,032

TOTAL INFORMATION TECHNOLOGY		1,119,517

MATERIALS - 3.4%
Chemicals - 3.4%
CF Industries Holdings, Inc.	310,200	12,793
DowDuPont, Inc.	1,116,100	78,462
FMC Corp.	127,100	9,975
LyondellBasell Industries NV Class A	328,900	35,594
		136,824
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	339,500	47,303
Equinix, Inc.	59,700	23,408
		70,711
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	1,227,112	15,008
TOTAL COMMON STOCKS
(Cost $2,814,756)		3,949,520

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.2%
Lyft, Inc. Series H (c)(d)
(Cost $9,400)	236,501	9,400

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.41% (e)	27,922,477	27,928
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	35,033,012	35,037
TOTAL MONEY MARKET FUNDS
(Cost $62,965)		62,965
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,887,121)		4,021,885
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(30,442)
NET ASSETS - 100%		$3,991,443

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,978,000 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lyft, Inc. Series H	11/22/17	$9,400
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$100
Fidelity Securities Lending Cash Central Fund	536
Total	$636

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$530,920	$510,382	$11,138	$9,400
Consumer Staples	285,753	260,104	25,649	--
Energy	202,062	202,062	--	--
Financials	673,751	673,751	--	--
Health Care	456,701	456,701	--	--
Industrials	467,673	467,673	--	--
Information Technology	1,119,517	1,098,380	20,559	578
Materials	136,824	136,824	--	--
Real Estate	70,711	70,711	--	--
Utilities	15,008	15,008	--	--
Money Market Funds	62,965	62,965	--	--
Total Investments in Securities:	$4,021,885	$3,954,561	$57,346	$9,978

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018